Derivative Financial Instruments - Additional Information (Details)	Dec. 31, 2022 USD ($) R$ / Unit	Dec. 31, 2021 USD ($) R$ / Unit	Dec. 31, 2021 BRL (R$) R$ / Unit
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments in Hedges, Assets, at Fair Value		$ 32,226
Zanite Acquisition Corp. | Private Placement Warrants
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments in Hedges, Assets, at Fair Value	$ 3,562,500
Zerocost collar [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount		$ 1,745,687
Zerocost collar [Member] | Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount | R$			R$ 9,077,572
Derivative, Average Price Risk Option Strike Price | R$ / Unit	0.00052
Zerocost collar [Member] | Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount | R$			R$ 10,693,380
Derivative, Average Price Risk Option Strike Price | R$ / Unit		0.00061256	0.00061256